April 11, 2014

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Metropolitan Series Fund (the “Trust”)

-Registration Statement on Form N-1A

File No. 002-80751

CIK – 0000710826

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of Metropolitan Series Fund (the “Trust”). This Amendment is being filed solely to delay the effectiveness of Post-Effective Amendment No. 70 to the Trust’s Registration Statement (Accession No. 0001193125-14-054108), filed on February 14, 2014, to April 28, 2014.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton
John L. Chilton, Esq.

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.